CONCENTRATIONS AND RISKS (Tables)	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the six-month period ended June 30,
	2024	2025	2025
	SGD’000	SGD’000	USD’000
Amount of the Company’s revenue
Customer A	5,159	1,010	794
Customer B	1,230	1,077	847
Customer C	*	811	638

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective period.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31, 2024	As of June 30, 2025	As of June 30, 2025
	SGD’000	SGD’000	USD’000
Amount of the Company’s accounts receivable
Customer A	1,592	419	329
Customer B	573	500	393
Customer C	762	**	**

**	Account receivable from relevant customer was less than 10% of the Group’s total accounts receivable for the respective period.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the six-month period ended June 30,
	2024	2025	2025
	SGD’000	SGD’000	USD’000
Amount of the Company’s purchase
Supplier A	875	828	651
Supplier B	619	629	495
Supplier C	#	#	#

#	Purchase from relevant supplier was less than 10% of the Group’s total purchase for the respective period.

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total accounts payable:

	As of December 31, 2024	As of June 30, 2025	As of June 30, 2025
	SGD’000	SGD’000	USD’000
Amount of the Company’s accounts payable
Supplier A	##	##	##
Supplier B	117	112	88
Supplier C	80	83	65
Supplier D	##	85	67

##	Accounts payable from relevant supplier was less than 10% of the Group’s total accounts payable for the respective period.